Nature of Operations	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Nature Of Operation [Abstract]
Nature Of Operation [Text Block]
Note 1 Nature of Operations

These financial statements represent the consolidated financial statements of AntriaBio, Inc. (“AntriaBio”), formerly known as Fits My Style, Inc., and its wholly owned operating subsidiary, AntriaBio Delaware, Inc. (“Antria Delaware”). AntriaBio and Antria Delaware are collectively referred to herein as the “Company”. The Company is a development stage company in which the strategy is to develop sustained release products for the diabetes market.

On January 31, 2013, AntriaBio, a public company, acquired Antria Delaware pursuant to a share exchange agreement in which the existing stockholders of Antria Delaware exchanged all of their issued and outstanding shares of common stock of Antria Delaware for 5,880,667 shares of common stock of AntriaBio (the “Reverse Merger”). After the consummation of the Reverse Merger, stockholders of Antria Delaware owned 88.2% of AntriaBio’s outstanding common stock.

As a result of the Reverse Merger, Antria Delaware became a wholly owned subsidiary of AntriaBio. For accounting purposes, the Reverse Merger was treated as a reverse acquisition with Antria Delaware as the acquirer and AntriaBio as the acquired party. As a result, the business and financial information included in this Quarterly Report on Form 10-Q is the business and financial information of Antria Delaware. The accumulated deficit of AntriaBio has been included in additional paid-in-capital. Pro-forma information has not been presented as the financial information of AntriaBio was insignificant.

Effective May 1, 2014, the Company effected a 6 to 1 reverse stock split of the Company’s common stock, in which for every six (6) shares of common stock combined into one (1) share of common stock. All share and per share amounts have been retroactively restated to reflect the forward split.

Note 1 Nature of Operations

These financial statements represent the consolidated financial statements of AntriaBio, Inc. (“AntriaBio”), formerly known as Fits My Style, Inc., and its wholly owned operating subsidiary, AntriaBio Delaware, Inc. (“Antria Delaware”). AntriaBio and Antria Delaware are collectively referred to herein as the “Company”.

On January 31, 2013, AntriaBio, a public company, acquired Antria Delaware pursuant to a share exchange agreement in which the existing shareholders of Antria Delaware exchanged all of their issued and outstanding shares of common stock of Antria Delaware for 5,880,667 shares of common stock of AntriaBio (the “Reverse Merger”). After the consummation of the Reverse Merger, stockholders of Antria Delaware own 88.2% of AntriaBio’s outstanding common stock.

As a result of the Reverse Merger, Antria Delaware became a wholly owned subsidiary of AntriaBio. For accounting purposes, the Reverse Merger was treated as a reverse acquisition with Antria Delaware as the acquirer and AntriaBio as the acquired party. As a result, the business and financial information included in this Annual Report on Form 10-K is the business and financial information of Antria Delaware. The accumulated deficit of AntriaBio has been included in additional paid-in-capital. Pro-forma information has not been presented as the financial information of AntriaBio was insignificant.

The fiscal year of Antria Delaware had been December 31 and due to the reverse merger Antria Delaware had changed its fiscal year end to June 30 on June 30, 2012. The financial statements show the transition period from December 31, 2011 to June 30, 2012.